Property and equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Depreciated assets			$ 249
Right-of-use, net carrying amount of property and equipment	$ 1,881		1,881		$ 1,990
Assets held for sale	286		286
Impairment of property and equipment	$ 240		$ 240